united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Kevin E. Wolf, Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100, Elkhorn, NE 68022
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	12/31

Date of reporting period:	12/31/24

Item 1. Reports to Stockholders.

(a)

Dynamic International Opportunity Fund

Class I (ICCIX )

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Dynamic International Opportunity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 1 (855) USE-ETFS.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$126	1.24%

How did the Fund perform during the reporting period?

In 2024, softer energy prices and improved supply chains helped ease inflation, particularly within the services sector. The job market stayed resilient with steady hiring, very low unemployment, and rising wages that kept incomes steady. Meanwhile, spending split—affluent buyers continued discretionary purchases while cost-sensitive consumers leaned toward lower-priced options. The U.S. equities, represented by the S&P 500 Index, gained ~25% for the year, fueled by resilient economic performance, strong corporate earnings, and artificial intelligence build up. The bond market experienced rising yields and bouts of volatility as central banks continued tightening policies to address lingering inflation concerns. The broader fixed-income markets, represented by the Bloomberg U.S. Aggregate Bond Index, gained ~1% for the year. Within U.S. sectors, Information Technology and Communication Services outperformed while Materials and Health Care lagged. Looking abroad, the Global ex-U.S. market, as measured by the MSCI ACWI ex-U.S. Index, was up 5.54%. Across different regions, North America outperformed while EM Latin America lagged.

In 2024, Dynamic International Opportunity Fund I Share class ("ICCIX") was up 2.47%. When breaking down the fund’s results, the overweight in defensive fixed-income and Brazil, alongside the underweight in China, were the primary drags on performance. Meanwhile, an overweight stance in Taiwan and underweight in South Korea served as the main positive contributors.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Dynamic International Opportunity Fund
3141 - 70% - MSCI AC World Ex USA Net / 30% - Bloomberg Agg
Bloomberg Global Aggregate Index
Morningstar Global ex-US Target Market Exposure NR USD
MSCI ACWI ex USA Net (USD)
$20,000
$15,000
$10,000
$5,000
$0
$16,262
$15,986
$14,537
$14,182
$10,151
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Dynamic International Opportunity Fund	3141 - 70% - MSCI AC World Ex USA Net / 30% - Bloomberg Agg	Bloomberg Global Aggregate Index	Morningstar Global ex-US Target Market Exposure NR USD	MSCI ACWI ex USA Net (USD)
Dec-2014	$10,000	$10,000	$10,000	$10,000	$10,000
Dec-2015	$9,198	$9,529	$9,684	$9,446	$9,434
Dec-2016	$10,174	$9,904	$9,886	$9,889	$9,858
Dec-2017	$12,570	$11,978	$10,618	$12,516	$12,538
Dec-2018	$10,782	$10,741	$10,490	$10,820	$10,759
Dec-2019	$11,496	$12,580	$11,208	$13,153	$13,073
Dec-2020	$14,622	$13,936	$12,238	$14,560	$14,466
Dec-2021	$14,776	$14,493	$11,662	$15,760	$15,597
Dec-2022	$12,786	$12,181	$9,767	$13,345	$13,101
Dec-2023	$14,186	$13,723	$10,326	$15,432	$15,147
Dec-2024	$14,537	$14,182	$10,151	$16,262	$15,986

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dynamic International Opportunity Fund	2.47%	4.81%	3.81%
3141 - 70% - MSCI AC World Ex USA Net / 30% - Bloomberg Agg	3.35%	2.43%	3.56%
Bloomberg Global Aggregate Index	-1.69%	-1.96%	0.15%
Morningstar Global ex-US Target Market Exposure NR USD	5.37%	4.33%	4.98%
MSCI ACWI ex USA Net (USD)	5.54%	4.10%	4.80%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$63,181,153
Number of Portfolio Holdings	29
Advisory Fee (net of waivers)	$841,699
Portfolio Turnover	72%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	21.8%
Exchange-Traded Funds	65.4%
Money Market Funds	12.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	26.9%
First American Treasury Obligations Fund, Class X	15.8%
Franklin FTSE Japan ETF	9.9%
iShares China Large-Cap ETF	7.9%
Franklin FTSE United Kingdom ETF	7.2%
Franklin FTSE Canada ETF	6.4%
Franklin FTSE India ETF	5.3%
Franklin FTSE Taiwan ETF	5.1%
Franklin FTSE Switzerland ETF	4.9%
Franklin FTSE Germany ETF	4.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
80.8%
Money Market Funds
42.7%
Liabilities in Excess of Other Assets
-23.5%

Value	Value
Liabilities in Excess of Other Assets	-23.5%
Money Market Funds	42.7%
Equity	80.8%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Dynamic International Opportunity Fund - Class I (ICCIX )

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.innealtafunds.com/#front-page-3 ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-ICCIX

Dynamic International Opportunity Fund

Class N (ICCNX )

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Dynamic International Opportunity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 1 (855) USE-ETFS.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$151	1.49%

How did the Fund perform during the reporting period?

In 2024, softer energy prices and improved supply chains helped ease inflation, particularly within the services sector. The job market stayed resilient with steady hiring, very low unemployment, and rising wages that kept incomes steady. Meanwhile, spending split—affluent buyers continued discretionary purchases while cost-sensitive consumers leaned toward lower-priced options. The U.S. equities, represented by the S&P 500 Index, gained ~25% for the year, fueled by resilient economic performance, strong corporate earnings, and artificial intelligence build up. The bond market experienced rising yields and bouts of volatility as central banks continued tightening policies to address lingering inflation concerns. The broader fixed-income markets, represented by the Bloomberg U.S. Aggregate Bond Index, gained ~1% for the year. Within U.S. sectors, Information Technology and Communication Services outperformed while Materials and Health Care lagged. Looking abroad, the Global ex-U.S. market, as measured by the MSCI ACWI ex-U.S. Index, was up 5.54%. Across different regions, North America outperformed while EM Latin America lagged.

In 2024, Dynamic International Opportunity Fund N Share class ("ICCNX") was up 2.25%. When breaking down the fund’s results, the overweight in defensive fixed-income and Brazil, alongside the underweight in China, were the primary drags on performance. Meanwhile, an overweight stance in Taiwan and underweight in South Korea served as the main positive contributors.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Dynamic International Opportunity Fund
3141 - 70% - MSCI AC World Ex USA Net / 30% - Bloomberg Agg
Bloomberg Global Aggregate Index
Morningstar Global ex-US Target Market Exposure NR USD
MSCI ACWI ex USA Net (USD)
$20,000
$15,000
$10,000
$5,000
$0
$16,262
$15,986
$14,187
$14,182
$10,151
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Dynamic International Opportunity Fund	3141 - 70% - MSCI AC World Ex USA Net / 30% - Bloomberg Agg	Bloomberg Global Aggregate Index	Morningstar Global ex-US Target Market Exposure NR USD	MSCI ACWI ex USA Net (USD)
Dec-2014	$10,000	$10,000	$10,000	$10,000	$10,000
Dec-2015	$9,183	$9,529	$9,684	$9,446	$9,434
Dec-2016	$10,126	$9,904	$9,886	$9,889	$9,858
Dec-2017	$12,490	$11,978	$10,618	$12,516	$12,538
Dec-2018	$10,681	$10,741	$10,490	$10,820	$10,759
Dec-2019	$11,371	$12,580	$11,208	$13,153	$13,073
Dec-2020	$14,416	$13,936	$12,238	$14,560	$14,466
Dec-2021	$14,540	$14,493	$11,662	$15,760	$15,597
Dec-2022	$12,545	$12,181	$9,767	$13,345	$13,101
Dec-2023	$13,876	$13,723	$10,326	$15,432	$15,147
Dec-2024	$14,187	$14,182	$10,151	$16,262	$15,986

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dynamic International Opportunity Fund	2.25%	4.53%	3.56%
3141 - 70% - MSCI AC World Ex USA Net / 30% - Bloomberg Agg	3.35%	2.43%	3.56%
Bloomberg Global Aggregate Index	-1.69%	-1.96%	0.15%
Morningstar Global ex-US Target Market Exposure NR USD	5.37%	4.33%	4.98%
MSCI ACWI ex USA Net (USD)	5.54%	4.10%	4.80%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$63,181,153
Number of Portfolio Holdings	29
Advisory Fee (net of waivers)	$841,699
Portfolio Turnover	72%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	21.8%
Exchange-Traded Funds	65.4%
Money Market Funds	12.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	26.9%
First American Treasury Obligations Fund, Class X	15.8%
Franklin FTSE Japan ETF	9.9%
iShares China Large-Cap ETF	7.9%
Franklin FTSE United Kingdom ETF	7.2%
Franklin FTSE Canada ETF	6.4%
Franklin FTSE India ETF	5.3%
Franklin FTSE Taiwan ETF	5.1%
Franklin FTSE Switzerland ETF	4.9%
Franklin FTSE Germany ETF	4.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-23.5%
Money Market Funds	42.7%
Equity	80.8%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Dynamic International Opportunity Fund - Class N (ICCNX )

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.innealtafunds.com/#front-page-3 ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-ICCNX

Dynamic U.S. Opportunity Fund

Class I (ICSIX )

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Dynamic U.S. Opportunity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 1 (855) USE-ETFS.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$129	1.24%

How did the Fund perform during the reporting period?

In 2024, softer energy prices and improved supply chains helped ease inflation, particularly within the services sector. The job market stayed resilient with steady hiring, very low unemployment, and rising wages that kept incomes steady. Meanwhile, spending split—affluent buyers continued discretionary purchases while cost-sensitive consumers leaned toward lower-priced options. The U.S. equities, represented by the S&P 500 Index, gained ~25% for the year, fueled by resilient economic performance, strong corporate earnings, and artificial intelligence build up. The bond market experienced rising yields and bouts of volatility as central banks continued tightening policies to address lingering inflation concerns. The broader fixed-income markets, represented by the Bloomberg U.S. Aggregate Bond Index, gained ~1% for the year. Within U.S. sectors, Information Technology and Communication Services outperformed while Materials and Health Care lagged. Looking abroad, the Global ex-U.S. market, as measured by the MSCI ACWI ex-U.S. Index, was up 5.53%. Across different regions, North America outperformed while EM Latin America lagged.

In 2024, Dynamic U.S. Opportunity Fund I Share class ("ICSIX") was up 8.62%. When breaking down the fund’s results, the overweight in defensive fixed-income and underweight in the information technology sector were the primary drags on performance. Meanwhile, an underweight stance in healthcare and consumer staples served as the main positive contributors.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Dynamic U.S. Opportunity Fund
S&P 500 Index
Bloomberg U.S. Aggregate Bond Index
3142 - 70% S&P 500 TR / 30% - Bloomberg US Agg
$40,000
$30,000
$20,000
$10,000
$0
$34,254
$25,198
$23,702
$11,432
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Dynamic U.S. Opportunity Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	3142 - 70% S&P 500 TR / 30% - Bloomberg US Agg
Dec-2014	$10,000	$10,000	$10,000	$10,000
Dec-2015	$9,672	$10,138	$10,055	$10,134
Dec-2016	$11,404	$11,351	$10,321	$11,069
Dec-2017	$13,135	$13,829	$10,687	$12,849
Dec-2018	$11,697	$13,223	$10,688	$12,486
Dec-2019	$14,720	$17,386	$11,620	$15,543
Dec-2020	$17,496	$20,585	$12,492	$17,989
Dec-2021	$20,328	$26,494	$12,299	$21,402
Dec-2022	$18,803	$21,696	$10,699	$17,907
Dec-2023	$21,820	$27,399	$11,291	$21,449
Dec-2024	$23,702	$34,254	$11,432	$25,198

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dynamic U.S. Opportunity Fund	8.62%	9.99%	9.01%
3142 - 70% S&P 500 TR / 30% - Bloomberg US Agg	17.48%	10.15%	9.68%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P 500 Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$115,433,660
Number of Portfolio Holdings	17
Advisory Fee (net of waivers)	$1,124,770
Portfolio Turnover	131%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	25.0%
Exchange-Traded Funds	74.6%
Money Market Funds	0.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	33.5%
Financial Select Sector SPDR Fund	18.7%
JPMorgan Active Bond ETF	15.7%
JPMorgan Core Plus Bond ETF	10.7%
Industrial Select Sector SPDR Fund	9.9%
Consumer Discretionary Select Sector SPDR Fund	8.5%
Technology Select Sector SPDR Fund	6.3%
Health Care Select Sector SPDR Fund	6.1%
Communication Services Select Sector SPDR Fund	5.2%
Consumer Staples Select Sector SPDR Fund	5.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
71.2%
Money Market Funds
34.0%
Fixed Income
29.0%
Liabilities in Excess of Other Assets
-34.2%

Value	Value
Liabilities in Excess of Other Assets	-34.2%
Fixed Income	29.0%
Money Market Funds	34.0%
Equity	71.2%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Dynamic U.S. Opportunity Fund - Class I (ICSIX )

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.innealtafunds.com/#front-page-3 ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-ICSIX

Dynamic U.S. Opportunity Fund

Class N (ICSNX )

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Dynamic U.S. Opportunity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 1 (855) USE-ETFS.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$155	1.49%

How did the Fund perform during the reporting period?

In 2024, softer energy prices and improved supply chains helped ease inflation, particularly within the services sector. The job market stayed resilient with steady hiring, very low unemployment, and rising wages that kept incomes steady. Meanwhile, spending split—affluent buyers continued discretionary purchases while cost-sensitive consumers leaned toward lower-priced options. The U.S. equities, represented by the S&P 500 Index, gained ~25% for the year, fueled by resilient economic performance, strong corporate earnings, and artificial intelligence build up. The bond market experienced rising yields and bouts of volatility as central banks continued tightening policies to address lingering inflation concerns. The broader fixed-income markets, represented by the Bloomberg U.S. Aggregate Bond Index, gained ~1% for the year. Within U.S. sectors, Information Technology and Communication Services outperformed while Materials and Health Care lagged. Looking abroad, the Global ex-U.S. market, as measured by the MSCI ACWI ex-U.S. Index, was up 5.53%. Across different regions, North America outperformed while EM Latin America lagged.

In 2024, Dynamic U.S. Opportunity Fund N Share class ("ICSNX") was up 8.32%. When breaking down the fund’s results, the overweight in defensive fixed-income and underweight in the information technology sector were the primary drags on performance. Meanwhile, an underweight stance in healthcare and consumer staples served as the main positive contributors.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Dynamic U.S. Opportunity Fund
S&P 500 Index
Bloomberg U.S. Aggregate Bond Index
3142 - 70% S&P 500 TR / 30% - Bloomberg US Agg
$40,000
$30,000
$20,000
$10,000
$0
$34,254
$25,198
$23,129
$11,432
Dec-2014
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Dynamic U.S. Opportunity Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	3142 - 70% S&P 500 TR / 30% - Bloomberg US Agg
Dec-2014	$10,000	$10,000	$10,000	$10,000
Dec-2015	$9,646	$10,138	$10,055	$10,134
Dec-2016	$11,348	$11,351	$10,321	$11,069
Dec-2017	$13,045	$13,829	$10,687	$12,849
Dec-2018	$11,590	$13,223	$10,688	$12,486
Dec-2019	$14,550	$17,386	$11,620	$15,543
Dec-2020	$17,236	$20,585	$12,492	$17,989
Dec-2021	$19,981	$26,494	$12,299	$21,402
Dec-2022	$18,451	$21,696	$10,699	$17,907
Dec-2023	$21,352	$27,399	$11,291	$21,449
Dec-2024	$23,129	$34,254	$11,432	$25,198

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dynamic U.S. Opportunity Fund	8.32%	9.71%	8.75%
3142 - 70% S&P 500 TR / 30% - Bloomberg US Agg	17.48%	10.15%	9.68%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P 500 Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$115,433,660
Number of Portfolio Holdings	17
Advisory Fee (net of waivers)	$1,124,770
Portfolio Turnover	131%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	25.0%
Exchange-Traded Funds	74.6%
Money Market Funds	0.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	33.5%
Financial Select Sector SPDR Fund	18.7%
JPMorgan Active Bond ETF	15.7%
JPMorgan Core Plus Bond ETF	10.7%
Industrial Select Sector SPDR Fund	9.9%
Consumer Discretionary Select Sector SPDR Fund	8.5%
Technology Select Sector SPDR Fund	6.3%
Health Care Select Sector SPDR Fund	6.1%
Communication Services Select Sector SPDR Fund	5.2%
Consumer Staples Select Sector SPDR Fund	5.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-34.2%
Fixed Income	29.0%
Money Market Funds	34.0%
Equity	71.2%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Dynamic U.S. Opportunity Fund - Class N (ICSNX )

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.innealtafunds.com/#front-page-3 ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-ICSNX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Rhoades is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024 – $27,000

2023 – $25,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024 – $6,500

2023 – $6,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended December 31, 2023 and 2024, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended December 31, 2023 and 2024, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Dynamic International Opportunity Fund

Dynamic U.S. Opportunity Fund

Annual Financial Statements and Additional Information

December 31, 2024

www.innealtacapital.com
1 (855) USE-ETFS

Distributed by Northern Lights Distributors, LLC
Member FINRA

DYNAMIC INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 80.8%
	EQUITY - 80.8%
55,200	Franklin FTSE Australia ETF	$1,546,776
38,733	Franklin FTSE Brazil ETF(a)	548,072
109,899	Franklin FTSE Canada ETF	4,022,303
122,989	Franklin FTSE China ETF(a)	2,262,998
120,789	Franklin FTSE Germany ETF(b)	3,017,152
87,739	Franklin FTSE India ETF	3,325,308
219,186	Franklin FTSE Japan ETF(a)	6,270,912
69,765	Franklin FTSE Russia ETF(b),(c),(d),(e)	698
38,098	Franklin FTSE South Korea ETF	663,286
96,410	Franklin FTSE Switzerland ETF(a),(b)	3,080,242
68,020	Franklin FTSE Taiwan ETF(a)	3,218,026
172,832	Franklin FTSE United Kingdom ETF	4,526,470
163,206	iShares China Large-Cap ETF(a)	4,967,991
39,370	iShares MSCI Australia ETF(a)	939,368
7,077	iShares MSCI Denmark ETF	752,814
60,373	iShares MSCI France ETF(a)	2,166,183
50,558	iShares MSCI Hong Kong ETF(a)	842,296
21,980	iShares MSCI Italy ETF(a)	790,621
19,478	iShares MSCI Netherlands ETF	866,576
11,769	iShares MSCI Saudi Arabia ETF(a)	480,646
46,998	iShares MSCI Singapore ETF(a)	1,026,906
23,285	iShares MSCI South Africa ETF(a)	975,874
6,171	iShares MSCI South Korea ETF(a)	314,042
37,614	iShares MSCI Spain ETF(a)	1,167,915
25,938	iShares MSCI Sweden ETF	968,266
15,780	iShares MSCI Taiwan ETF	816,773
21,255	JPMorgan BetaBuilders Canada ETF(a)	1,500,390
	TOTAL EXCHANGE-TRADED FUNDS (Cost $51,711,441)	51,058,904

See accompanying notes to financial statements.

DYNAMIC INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 42.7%
	COLLATERAL FOR SECURITIES LOANED — 26.9%
17,000,601	Mount Vernon Liquid Assets Portfolio, 4.51%(f),(g)	$17,000,601

	MONEY MARKET FUND - 15.8%
9,945,801	First American Treasury Obligations Fund, Class X, 4.40%(f)	9,945,801

	TOTAL SHORT-TERM INVESTMENTS (Cost $26,946,402)	26,946,402

	TOTAL INVESTMENTS - 123.5% (Cost $78,657,843)	$78,005,306
	LIABILITIES IN EXCESS OF OTHER ASSETS - (23.5)%	(14,824,153)
	NET ASSETS - 100.0%	$63,181,153

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2024 was $14,007,405.

(b)	Affiliated Company – Dynamic International Opportunity Fund holds in excess of 5% of outstanding voting securities of this security.

(c)	Non-income producing security.

(d)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(e)	Restricted security.

(f)	Rate disclosed is the seven day effective yield as of December 31, 2024.

(g)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2024 is $17,000,601.

See accompanying notes to financial statements.

DYNAMIC U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 100.2%
	EQUITY - 71.2%
62,098	Communication Services Select Sector SPDR Fund	$6,011,707
43,660	Consumer Discretionary Select Sector SPDR Fund	9,795,121
73,334	Consumer Staples Select Sector SPDR Fund(a)	5,764,786
39,802	Energy Select Sector SPDR Fund	3,409,439
445,787	Financial Select Sector SPDR Fund	21,544,886
51,385	Health Care Select Sector SPDR Fund(a)	7,069,034
87,118	Industrial Select Sector SPDR Fund(a)	11,478,668
19,934	Materials Select Sector SPDR Fund	1,677,247
42,674	Real Estate Select Sector SPDR Fund	1,735,552
31,029	Technology Select Sector SPDR Fund	7,214,863
47,145	Utilities Select Sector SPDR Fund(a)	3,568,405
14,543	Vanguard Small-Cap Value ETF(a)	2,882,132
		82,151,840
	FIXED INCOME - 29.0%
28,479	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	3,042,696
346,675	JPMorgan Active Bond ETF(a)	18,113,769
267,203	JPMorgan Core Plus Bond ETF	12,310,042
		33,466,507

	TOTAL EXCHANGE-TRADED FUNDS (Cost $101,556,285)	115,618,347

	SHORT-TERM INVESTMENTS — 34.0%
	COLLATERAL FOR SECURITIES LOANED — 33.5%
38,684,308	Mount Vernon Liquid Assets Portfolio, 4.51%(b),(c)	38,684,308

	MONEY MARKET FUND - 0.5%
600,194	First American Treasury Obligations Fund, Class X, 4.40%(b)	600,194

	TOTAL SHORT-TERM INVESTMENTS (Cost $39,284,502)	39,284,502

See accompanying notes to financial statements.

DYNAMIC U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Fair Value
TOTAL INVESTMENTS - 134.2% (Cost $140,840,787)	$154,902,849
LIABILITIES IN EXCESS OF OTHER ASSETS - (34.2)%	(39,469,189)
NET ASSETS - 100.0%	$115,433,660

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2024 was $37,816,804.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2024.

(c)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2024 is $38,684,308.

See accompanying notes to financial statements.

The Dynamic Funds
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024

	Dynamic International	Dynamic U.S.
	Opportunity Fund	Opportunity Fund
ASSETS
Investments in unaffiliated securities, at cost	$69,969,992	$140,840,787
Investments in affiliated securities, at cost	8,687,851	—
Total Securities, at cost	$78,657,843	$140,840,787
Investments in unaffiliated securities, at fair value	$71,907,214	$154,902,849
Investments in affiliated securities, at fair value	6,098,092	—
Total Securities, at value	$78,005,306	$154,902,849
Receivable for investments sold	2,609,963	—
Receivable for Fund shares sold	—	18,016
Receivable for securities lending income	12,855	13,199
Dividends and interest receivable	42,722	123,087
Prepaid expenses and other assets	435	12,478
TOTAL ASSETS	80,671,281	155,069,629

LIABILITIES
Collateral on securities loaned (see note 4)	17,000,601	38,684,308
Payable for Fund shares redeemed	86,095	298,060
Investment advisory fees payable	347,677	567,692
Distribution (12b-1) fees payable	372	1,516
Payable to related parties	20,854	22,973
Accrued expenses and other liabilities	34,529	61,420
TOTAL LIABILITIES	17,490,128	39,635,969
NET ASSETS	$63,181,153	$115,433,660

Net Assets Consist Of:
Paid in capital	$63,898,241	$100,332,577
Accumulated earnings	(717,088)	15,101,083
NET ASSETS	$63,181,153	$115,433,660

Net Asset Value Per Share:
Class I Shares:
Net Assets	$61,478,198	$108,561,064
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,267,830	7,617,333
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.67	$14.25

Class N Shares:
Net Assets	$1,702,955	$6,872,596
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	145,345	481,446
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.72	$14.27

See accompanying notes to financial statements.

The Dynamic Funds
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	Dynamic International	Dynamic U.S.
	Opportunity Fund	Opportunity Fund
INVESTMENT INCOME
Dividends	$2,124,107	$2,814,526
Dividend income from affiliates	187,150	—
Interest	731,210	315,301
Securities Lending - Net of fees	416,610	88,060
TOTAL INVESTMENT INCOME	3,459,077	3,217,887

EXPENSES
Investment advisory fees	946,302	1,239,625
Distribution (12b-1) fees:
Class N	5,163	18,961
Administration fees	55,347	53,546
Third party administrative services fees	52,799	72,424
Transfer agent fees	40,461	61,353
Fund accounting fees	37,145	49,264
Trustees’ fees	28,801	29,251
Registration fees	26,348	37,815
Legal fees	25,507	28,006
Audit fees	14,999	14,999
Compliance officer fees	14,270	16,931
Insurance expense	11,427	18,369
Shareholder reporting expense	10,804	14,578
Custody fees	9,915	13,353
Other expenses	2,478	3,016
TOTAL EXPENSES	1,281,766	1,671,491
Less: Fees waived by the Adviser	(104,603)	(114,855)
NET EXPENSES	1,177,163	1,556,636
NET INVESTMENT INCOME	2,281,914	1,661,251

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain/(loss) from:
Unaffiliated investment transactions	5,220,012	18,830,092
Affiliated investment transactions	(434,066)	—
Distributions of realized gains from underlying investment companies	4,962	683
	4,790,908	18,830,775

Net change in unrealized appreciation/(depreciation) on:
Unaffiliated investments	(3,720,510)	(9,970,246)
Affiliated investments	454,271	—
	(3,266,239)	(9,970,246)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,524,669	8,860,529

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,806,583	$10,521,780

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended	For the Year Ended
	December 31,	December 31,
	2024	2023
FROM OPERATIONS
Net investment income	$2,281,914	$2,411,116
Net realized gain from investment transactions	4,785,946	837,271
Distributions of realized gains from underlying investment companies	4,962	26,907
Net change in unrealized appreciation/(depreciation) of investments	(3,266,239)	7,134,167
Net increase in net assets resulting from operations	3,806,583	10,409,461

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class I	(4,266,718)	(2,355,496)
Class N	(110,739)	(49,684)
Total distributions paid	(4,377,457)	(2,405,180)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	9,849,155	16,306,392
Class N	93,603	1,171,980
Net asset value of shares issued in reinvestment of distributions
Class I	3,145,720	2,134,504
Class N	80,148	37,930
Payments for shares redeemed
Class I	(53,239,484)	(11,193,009)
Class N	(1,062,899)	(7,528,886)
Net increase/(decrease) in net assets from shares of beneficial interest	(41,133,757)	928,911

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(41,704,631)	8,933,192

NET ASSETS
Beginning of Year	104,885,784	95,952,592
End of Year	$63,181,153	$104,885,784

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Year Ended	For the Year Ended
	December 31,	December 31,
	2024	2023
SHARE ACTIVITY - CLASS I
Shares sold	794,162	1,375,104
Shares reinvested	270,019	178,620
Shares redeemed	(4,172,999)	(948,783)
Net increase/(decrease) in shares of beneficial interest outstanding	(3,108,818)	604,941

SHARE ACTIVITY - CLASS N
Shares sold	7,289	100,013
Shares reinvested	6,856	3,163
Shares redeemed	(86,011)	(632,084)
Net decrease in shares of beneficial interest outstanding	(71,866)	(528,908)

See accompanying notes to financial statements.

Dynamic U.S. Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended	For the Year Ended
	December 31,	December 31,
	2024	2023
FROM OPERATIONS
Net investment income	$1,661,251	$1,051,021
Net realized gain from investment transactions	18,830,092	1,187,528
Distributions of realized gains from underlying investment companies	683	—
Net change in unrealized appreciation/(depreciation) of investments	(9,970,246)	15,007,248
Net increase in net assets resulting from operations	10,521,780	17,245,797

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income and net realized gains:
Class I	(18,042,315)	(1,031,339)
Class N	(1,122,994)	(57,869)
Total distributions paid	(19,165,309)	(1,089,208)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	27,889,544	33,537,880
Class N	2,027,895	6,043,700
Net asset value of shares issued in reinvestment of distributions
Class I	15,744,284	746,850
Class N	1,066,488	53,104
Payments for shares redeemed
Class I	(33,920,666)	(58,716,514)
Class N	(3,868,796)	(9,410,997)
Net increase/(decrease) in net assets from shares of beneficial interest	8,938,749	(27,745,977)

TOTAL INCREASE/(DECREASE) IN NET ASSETS	295,220	(11,589,388)

NET ASSETS
Beginning of Year	115,138,440	126,727,828
End of Year	$115,433,660	$115,138,440

See accompanying notes to financial statements.

Dynamic U.S. Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Year Ended	For the Year Ended
	December 31,	December 31,
	2024	2023
SHARE ACTIVITY - CLASS I
Shares sold	1,727,800	2,316,997
Shares reinvested	1,107,193	48,091
Shares redeemed	(2,061,733)	(4,074,910)
Net increase/(decrease) in shares of beneficial interest outstanding	773,260	(1,709,822)

SHARE ACTIVITY - CLASS N
Shares sold	122,656	411,251
Shares reinvested	74,894	3,415
Shares redeemed	(236,528)	(656,253)
Net decrease in shares of beneficial interest outstanding	(38,978)	(241,587)

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$12.20	$11.26	$13.18	$13.16	$10.43

Activity from investment operations:
Net investment income (1)	0.30	0.29	0.14	0.12	0.09
Net realized and unrealized gain/(loss) on investments	0.00 (6)	0.94	(1.92)	0.02	2.75
Total from investment operations	0.30	1.23	(1.78)	0.14	2.84

Less distributions from:
Net investment income	(0.44)	(0.29)	(0.14)	(0.12)	(0.09)
Net realized gains	(0.39)	—	—	—	—
Return of capital	—	—	—	—	(0.02)
Total distributions	(0.83)	(0.29)	(0.14)	(0.12)	(0.11)

Net asset value, end of year	$11.67	$12.20	$11.26	$13.18	$13.16
Total return (2)	2.47%	10.95%	(13.47)%	1.05%	27.20%
Net assets, at end of year (000s)	$61,478	$102,227	$87,534	$104,565	$102,191

Ratio of gross expenses to average net assets (3)(4)	1.35%	1.34%	1.36%	1.34%	1.38%
Ratio of net expenses to average net assets (4)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets (4)(5)	2.42%	2.46%	1.17%	0.91%	0.82%
Portfolio turnover rate	72%	62%	115%	54%	180%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

Dynamic International Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class N
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$12.24	$11.28	$13.21	$13.18	$10.46

Activity from investment operations:
Net investment income (1)	0.27	0.12	0.12	0.09	0.07
Net realized and unrealized gain/(loss) on investments	0.01	1.07	(1.93)	0.02	2.73
Total from investment operations	0.28	1.19	(1.81)	0.11	2.80

Less distributions from:
Net investment income	(0.41)	(0.23)	(0.12)	(0.08)	(0.06)
Net realized gains	(0.39)	—	—	—	—
Return of capital	—	—	—	—	(0.02)
Total distributions	(0.80)	(0.23)	(0.12)	(0.08)	(0.08)

Net asset value, end of year	$11.72	$12.24	$11.28	$13.21	$13.18
Total return (2)	2.25%	10.61%	(13.72)%	0.86%	26.78%
Net assets, at end of year (000s)	$1,703	$2,659	$8,418	$9,217	$8,791

Ratio of gross expenses to average net assets (3)(4)	1.61%	1.61%	1.61%	1.59%	1.63%
Ratio of net expenses to average net assets (4)	1.49%	1.49%	1.49%	1.49%	1.49%
Ratio of net investment income to average net assets (4)(5)	2.16%	1.01%	0.99%	0.65%	0.60%
Portfolio turnover rate	72%	62%	115%	54%	180%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Dynamic U.S. Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$15.63	$13.60	$15.08	$13.71	$12.21

Activity from investment operations:
Net investment income (1)	0.22	0.12	0.12	0.01	0.05
Net realized and unrealized gain/(loss) on investments	1.12	2.06	(1.25)	2.18	2.24
Total from investment operations	1.34	2.18	(1.13)	2.19	2.29

Less distributions from:
Net investment income	(0.25)	(0.15)	(0.11)	(0.01)	(0.11)
Net realized gains	(2.47)	—	(0.24)	(0.81)	(0.68)
Total distributions	(2.72)	(0.15)	(0.35)	(0.82)	(0.79)

Net asset value, end of year	$14.25	$15.63	$13.60	$15.08	$13.71
Total return (2)	8.62%	16.05%	(7.50)%	16.19%	18.86	% (6)
Net assets, at end of year (000s)	$108,561	$106,992	$116,352	$97,667	$74,289

Ratio of gross expenses to average net assets (3)(4)	1.33%	1.33%	1.35%	1.36%	1.42%
Ratio of net expenses to average net assets (4)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets (4)(5)	1.36%	0.83%	0.83%	0.04%	0.40%
Portfolio turnover rate	131%	70%	184%	95%	306%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

See accompanying notes to financial statements.

Dynamic U.S. Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class N
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31,		December 31,	December 31,	December 31,	December 31,
	2024		2023	2022	2021	2020
Net asset value, beginning of year	$15.65		$13.62	$15.09	$13.74	$12.25

Activity from investment operations:
Net investment income/(loss) (1)	0.17		0.08	0.08	(0.03)	0.01
Net realized and unrealized gain/(loss) on investments	1.12		2.06	(1.23)	2.19	2.25
Total from investment operations	1.29		2.14	(1.15)	2.16	2.26

Less distributions from:
Net investment income	(0.20)		(0.11)	(0.08)	—	(0.09)
Net realized gains	(2.47)		—	(0.24)	(0.81)	(0.68)
Total distributions	(2.67)		(0.11)	(0.32)	(0.81)	(0.77)

Net asset value, end of year	$14.27		$15.65	$13.62	$15.09	$13.74
Total return (2)	8.32	% (6)	15.73%	(7.66)%	15.92%	18.46	% (6)
Net assets, at end of year (000s)	$6,873		$8,146	$10,375	$10,739	$9,616

Ratio of gross expenses to average net assets (3)(4)	1.58%		1.58%	1.60%	1.62%	1.67%
Ratio of net expenses to average net assets (4)	1.49%		1.49%	1.49%	1.49%	1.49%
Ratio of net investment income/(loss) to average net assets (4)(5)	1.05%		0.58%	0.55%	(0.21)%	0.11%
Portfolio turnover rate	131%		70%	184%	95%	306%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income/(loss) by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

See accompanying notes to financial statements.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

1.	ORGANIZATION

The Dynamic International Opportunity Fund (“DIOF”) and Dynamic U.S. Opportunity Fund (“DUOF”), (each a “Fund” and collectively the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Funds commenced operations on December 30, 2011. The Funds are “fund of funds” in that each Fund will generally invest in other investment companies. The Funds seek long term capital appreciation.

The Funds currently offer Class I shares and Class N shares. Class I and Class N shares are offered at net asset value without an initial sales charge. Class N shares are subject to a 0.25% Rule 12b-1 distribution and shareholder servicing fee. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in any applicable sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its shareholder service and/or distribution plans.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Operating Segments – The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-ended funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which may be different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024

reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2024 for each Fund’s assets measured at fair value:

Dynamic International Opportunity Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$51,058,904	$—	$—	$51,058,904
Short-Term Investments	26,946,402	—	—	26,946,402
Total	$78,005,306	$—	$—	$78,005,306

Dynamic U.S. Opportunity Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$115,618,347	$—	$—	$115,618,347
Short-Term Investment	39,284,502	—	—	39,284,502
Total	$154,902,849	$—	$—	$154,902,849

The Funds did not hold any Level 3 securities during the year ended December 31, 2024.

*	See each Fund’s Schedule of Investments for classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Non-cash dividends are included in dividend income on the ex-date at the fair market value of the shares received. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024

related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2021 to December 31, 2023, or expected to be taken in either Fund’s December 31, 2024 tax returns.

The Funds have identified their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended December 31, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to:

	Purchases	Sales
DIOF	$57,413,894	$97,568,562
DUOF	156,330,215	162,987,390

4.	SECURITIES LENDING

The Funds have entered into a securities lending arrangement with U.S. Bank National Association (the “Borrower”). Under the terms of the agreement, the Funds were authorized to loan securities to the Borrower. In exchange, the Funds received cash collateral in the amount of at least 102% of the value of the securities loaned. Securities lending income, net of fees, is disclosed in the DIOF’s and DUOF’s

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024

Statements of Operations. Although risk was mitigated by the collateral, the Funds could have experienced a delay in recovering their securities and possible loss of income or value if the Borrower failed to return such securities on loan.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be recognized by DIOF and DUOF. DIOF and DUOF have the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, the DIOF and DUOF are indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market.

The following table represents financial instruments that are subject to enforceable netting arrangements as of December 31, 2024.

			Gross Amounts not Offset in the
			Statements of Assets and Liabilities
		Net Amounts of Assets
Gross Amount of	Gross Amounts offset	Presented in the
Recognized	in the Statements of	Statements of Assets and	Financial	Cash Collateral
Assets	Assets and Liabilities	Liabilities	Instruments	Pledged	Net Amount
$17,000,601	$—	$17,000,601	$17,000,601	$—	$17,000,601
$38,684,308	$—	$38,684,308	$38,684,308	$—	$38,684,308

The following table breaks out the holdings pledged as collateral as of December 31, 2024:

Secured Borrowings

Securities Lending Transactions

Overnight and Continuous

DIOF
Mount Vernon Liquid Assets Portfolio	$17,000,601
$17,000,601
DUOF
Mount Vernon Liquid Assets Portfolio	$38,684,308
$38,684,308

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Innealta Capital, LLC (the “Adviser”) serves as investment adviser to the Funds. Pursuant to an Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser,

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024

each Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of such Fund’s average daily net assets.

For the year ended December 31, 2024, the Adviser earned the following:

DIOF	DUOF
$946,302	$1,239,625

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until April 30, 2026, to waive a portion of its advisory fee and has agreed to reimburse DIOF and DUOF for other expenses to the extent necessary so that the total expenses incurred by such Fund (excluding any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) do not exceed the following:

	Class I	Class N
DIOF	1.24%	1.49%
DUOF	1.24%	1.49%

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement for a Fund, and such Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. If such Fund’s operating expenses subsequently exceed the expense limitation, the reimbursements for such Fund shall be suspended. Expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the year ended December 31, 2024, the Adviser waived the following expenses:

DIOF	DUOF
$104,603	$114,855

The following amounts are subject to recapture by the Funds by the following dates:

	12/31/2025	12/31/2026	12/31/2027
DIOF	$ 120,203	$ 102,045	$ 104,603
DUOF	$ 126,906	$ 117,206	$ 114,855

As of December 31, 2024, $118,488 and $122,993 in waived advisory fees expired unrecouped for DIOF and DUOF, respectively.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024

Distributor – The distributor for the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class N shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act to pay for ongoing distribution-related activities or shareholder services. Under the Plan, each Fund is permitted to pay a fee at an annual rate of 0.25% of the average daily net assets of Class N shares. For the year ended December 31, 2024, pursuant to the Class N Plan, DIOF paid $5,163 in 12b-1 fees and DUOF paid $18,961 in 12b-1 fees.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6.	INVESTMENT IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions for DIOF during the year ended December 31, 2024 with affiliated companies are as follows:

						Change in
						Unrealized
		Value-Beginning of			Net Realized	Appreciation/	Value-End of	Shares-End of	Dividends Credited
CUSIP	Description	Year/Period	Purchases	Sales Proceeds	Gain	(Depreciation)	Year	Year/Period	to Income
35473P843	Franklin FTSE Australia ETF*	$1,570,302	$—	$—	$—	$(23,526)	$1,546,776	55,200	$52,099
35473P785	Franklin FTSE Germany ETF	2,795,818	—	—	—	221,334	3,017,152	120,789	72,343
35473P777	Franklin FTSE Hong Kong ETF**	1,171,552	—	1,059,176	(647,265)	534,889	—	—	—
35473P728	Franklin FTSE Russia ETF	698	—	—	—	—	698	69,765	—
35473P694	Franklin FTSE Switzerland ETF	5,320,463	—	2,174,994	213,199	(278,426)	3,080,242	96,410	62,708
	Total	$10,858,833			$(434,066)	$454,271	$7,644,868		$187,150

*	This security was not an affiliated company as of December 31, 2024.

**	This security was not held as of December 31, 2024.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at December 31, 2024, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
DIOF	$78,722,394	$3,704,292	$(4,421,380)	$(717,088)
DUOF	141,214,593	15,316,134	(1,627,878)	13,688,256

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended December 31, 2024 and December 31, 2023, and were as follows:

	For the period ended December 31, 2024:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
DIOF	$2,287,944	$2,089,513	$—	$—	$4,377,457
DUOF	2,822,304	16,343,005	—	—	19,165,309

	For the period ended December 31, 2023:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
DIOF	$2,405,180	$—	$—	$—	$2,405,180
DUOF	1,089,208	—	—	—	1,089,208

As of December 31, 2024, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary Tax-	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
DIOF	$—	$—	$—	$—	$—	$—	$(717,088)	$(717,088)
DUOF	—	46,359	1,366,468	—	—	—	13,688,256	15,101,083

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for partnerships.

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024

During the fiscal period ended December 31, 2024, DIOF utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the use of tax equalization credits, resulted in reclassifications for the Fund for the fiscal year ended December 31, 2024, as follows:

	Paid In	Accumulated
Portfolio	Capital	Earnings (Losses)
DIOF	$1,045,668	$(1,045,668)
DUOF	—	—

At December 31, 2024, the DIOF utilized capital loss carry forwards in the amount of $1,504,225.

9.	FOREIGN TAX CREDIT (Unaudited)

DIOF intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal year ended December 31, 2024 and December 31, 2023, were as follows:

For fiscal year ended	Foreign Taxes	Foreign Source
December 31, 2024	Paid	Income
DIOF	$0.0289	$0.3289

For fiscal year ended	Foreign Taxes	Foreign Source
December 31, 2023	Paid	Income
DIOF	$0.0266	$0.2802

The Dynamic Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024

10.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2024, beneficial ownership in excess of 25% for the Funds is as follows:

% of Outstanding
Beneficial Owner	Shares
DIOF
NFS	43.1%
LPL Financial	40.6%

DUOF
LPL Financial	35.4%

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Dynamic International Opportunity Fund and Dynamic U.S. Opportunity Fund and Board of Trustees of Northern Lights Fund Trust II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Dynamic International Opportunity Fund and Dynamic U.S. Opportunity Fund (the “Funds”), each a series of the Northern Lights Fund Trust II, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2024, the results of their operations for the year then ended, the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years ended December 31, 2022, and prior, were audited by other auditors whose report dated March 1, 2023, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

February 25, 2025

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 | 866.818.4538 fax | cohenco.com

The Dynamic Funds
ADDITIONAL INFORMATION (Unaudited)
December 31, 2024

Changes in and Disagreements with Accountants

Not applicable

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement (Unaudited)

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on October 15, 2024, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreement between the Trust, on behalf of the Dynamic International Opportunity Fund (“Dynamic International”) and the Dynamic U.S. Opportunity Fund (“Dynamic U.S.” and together with Dynamic International, the “Dynamic Funds”) and Innealta Capital, LLC (“Innealta”) (the “Innealta Advisory Agreement”).

Based on their evaluation of the information provided by Innealta in conjunction with each Dynamic Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Innealta Advisory Agreement with respect to each Dynamic Fund.

In advance of the Meeting, the Board requested and received materials to assist them in considering the renewal of the Innealta Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Innealta Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Innealta Advisory Agreement and comparative information relating to the advisory fee and other expenses of each of the Dynamic Funds. The materials also included due diligence materials relating to Innealta (including due diligence questionnaires completed by Innealta, select financial information of Innealta, bibliographic information regarding Innealta’s key management and investment advisory personnel, and comparative fee information relating to each of the Dynamic Funds) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Dynamic Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
December 31, 2024

The Board reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the Innealta Advisory Agreement with respect to each of the Dynamic Funds. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Innealta Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Innealta Advisory Agreement. In considering the approval of the renewal of the Innealta Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board then reviewed materials provided by Innealta related to the approval of the proposed renewal of the Innealta Advisory Agreement, including Innealta’s Form ADV and related schedules, a description of the manner in which investment decisions are made and executed, a review of the personnel performing services for each of Dynamic U.S. and Dynamic International, including the team of individuals that primarily monitor and execute the investment process. The Board discussed Innealta’s research capabilities, the quality of Innealta’s compliance infrastructure and the experience of its management personnel. Additionally, the Board received satisfactory responses from the representative of Innealta with respect to a series of important questions, including: whether Innealta was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of Dynamic U.S. and Dynamic International; whether there were procedures in place to adequately allocate trades among Innealta’s clients; and whether Innealta’s CCO would routinely review the portfolio managers’ performance of their duties to ensure compliance under Innealta’s compliance program. The Board also reviewed the information provided on the practices for monitoring compliance with each of Dynamic U.S. and Dynamic International’s investment limitations. The Board also discussed details of Innealta’s compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust continued to represent that Innealta’s policies and procedures were reasonably designed to prevent violations of applicable federal securities laws. The Board also noted Innealta’s representation that the prospectus and statement of additional information for Dynamic U.S. and Dynamic International accurately describe such Fund’s investment strategies. The Board then reviewed the capitalization of Innealta based on financial information provided, and representations made, by Innealta and its representatives, and concluded that Innealta was sufficiently well-capitalized, or that Innealta’s owners had the ability to make additional contributions, in order to meet its obligations to each of Dynamic U.S. and Dynamic International. The Board concluded that Innealta had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Innealta Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Innealta to each of Dynamic U.S. and Dynamic International were satisfactory.

Performance. The Board then discussed the reports prepared by Broadridge and reviewed the performance of Dynamic U.S. and Dynamic International as compared to its respective peer group, Morningstar category and benchmark for the one-year, three-year, five-year, ten-year and

The Dynamic Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
December 31, 2024

since inception periods ended September 30, 2024. The Board noted that Dynamic International underperformed the peer group median, Morningstar category median and benchmark (the MSCI ACWI ex USA Index (USD)) for the one-year, three-year, five-year, ten-year and since inception periods. The Board noted Dynamic International’s tactical approach and lower risk profile and improved performance over the last year. Regarding Dynamic U.S., the Board noted that Dynamic U.S. outperformed its peer group median and Morningstar category median (the Tactical Allocation category) but underperformed its benchmark (the S&P 500 Total Return Index) for the one-year, three-year, five-year, ten-year and since inception periods. The Board noted the portfolio managers’ ability to manage risk. After further discussion, the Board concluded that each of Dynamic U.S and Dynamic International’s, past performance was acceptable and generally in line with its risk level.

Fees and Expenses. As to the costs of the services to be provided by Innealta, the Board reviewed and discussed each of Dynamic U.S. and Dynamic International’s advisory fee and total operating expenses as compared to its respective peer group and Morningstar category as presented in the Broadridge Report. The Board reviewed the contractual arrangements, noting that Innealta charges an advisory fee at an annual rate of 1.00% of the average daily net assets of each of Dynamic U.S. and Dynamic International under the Innealta Advisory Agreement. The Board noted that the advisory fee for Dynamic International was at the top of its peer group and near the high end of its Morningstar category while the advisory fee for Dynamic U.S. was slightly above the Morningstar category median and equal to its peer group median. The Board also reviewed the net expenses for each of Dynamic U.S. and Dynamic International as compared to its peer group and Morningstar category noting that Fund assets below the Morningstar category average and median likely were a contributing factor to higher net expenses for Dynamic International as compared the Morningstar category. The Board then reviewed the Operating Expenses Limitation Agreement noting that Innealta had agreed to waive or limit its advisory fee and/or reimburse expenses at least until April 30, 2026, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.49% and 1.24% of Dynamic U.S. and Dynamic International’s average net assets for Class N and Class I Shares, respectively, , and found such arrangements to be beneficial to shareholders. The Board concluded that, based on Innealta’s experience, expertise and services provided to each of Dynamic U.S. and Dynamic International, the advisory fee charged by Innealta for each of Dynamic U.S. and Dynamic International was not unreasonable and, while the advisory fee for Dynamic International was the highest in its peer group, it was not the highest in its Morningstar category. The Board concluded that the advisory fees charged by Innealta to each of the Dynamic Funds were not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Innealta with respect to each of Dynamic U.S. and Dynamic International based on profitability reports and analyses prepared by Innealta and reviewed by the Board and the selected financial information of Innealta provided by Innealta. After review and discussion, the Board concluded that the profit from Innealta’s relationship with each of Dynamic U.S. and Dynamic International was not excessive.

Economies of Scale. As to the extent to which each of Dynamic U.S. and Dynamic International would realize economies of scale as it grew, and whether the fee levels reflect these economies

The Dynamic Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
December 31, 2024

of scale for the benefit of investors, the Board discussed the current size of each of Dynamic U.S. and Dynamic International, and Innealta’s expectations for growth, and concluded that any material economies of scale would likely not be achieved in the near term.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Innealta Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Innealta as the Board believed to be reasonably necessary to evaluate the terms of the Innealta Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees voting separately, determined that with respect to each of the Dynamic Funds separately, (a) the terms of the Innealta Advisory Agreement are not unreasonable; (b) the investment advisory fee is not unreasonable; and (c) the Innealta Advisory Agreement is in the best interests of each of the Dynamic Funds and its shareholders. In considering the renewal of the Innealta Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that the renewal of the Innealta Advisory Agreement was in the best interest of each of the Dynamic Funds and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Innealta Advisory Agreement.

INVESTMENT ADVISER
Innealta Capital, LLC
12117 FM 2244, Building 3, Suite 170
Austin, Texas 78738

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	3/5/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	3/5/24

By (Signature and Title)

/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/Treasurer

Date	3/5/24